NYLI Conservative ETF Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 99.6%
Equity Funds 43.3%
Global X Uranium ETF	32,587	$ 922,538
Invesco S&P SmallCap Quality ETF (a)	59,180	2,560,127
iShares Core MSCI EAFE ETF	12,075	888,479
iShares Core MSCI Emerging Markets ETF	14,292	757,333
iShares Core S&P 500 ETF	3,311	2,002,029
iShares Core S&P Mid-Cap ETF	32,099	2,075,200
iShares Core S&P Small-Cap ETF	12,935	1,532,021
iShares MSCI Hong Kong ETF (a)	61,191	1,009,652
iShares MSCI India ETF	19,151	976,509
Vanguard Mega Cap ETF	32,385	7,071,912
Vanguard Mid-Cap ETF	7,242	1,995,968
Total Equity Funds (Cost $18,685,050)		21,791,768
Fixed Income Funds 56.3%
Invesco Senior Loan ETF	117,642	2,476,364
iShares 0-5 Year High Yield Corporate Bond ETF	51,951	2,242,725
iShares 20+ Year Treasury Bond ETF	20,323	1,783,546
iShares Broad USD High Yield Corporate Bond ETF (a)	39,919	1,488,580
iShares Broad USD Investment Grade Corporate Bond ETF (a)	75,991	3,843,625
iShares Convertible Bond ETF	11,457	1,004,893
iShares Core U.S. Aggregate Bond ETF	159,115	15,497,801
Total Fixed Income Funds (Cost $28,822,654)		28,337,534
Total Investment Companies (Cost $47,507,704)		50,129,302
Short-Term Investments 7.0%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	189,263	189,263
Unaffiliated Investment Company 6.6%
Invesco Government & Agency Portfolio, 4.415% (b)(c)	3,326,397	3,326,397
Total Short-Term Investments (Cost $3,515,660)		3,515,660
Total Investments (Cost $51,023,364)	106.6%	53,644,962
Other Assets, Less Liabilities	(6.6)	(3,322,680)
Net Assets	100.0%	$ 50,322,282

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $3,562,128; the total market value of collateral held by the Fund was $3,706,245. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $379,848. The Fund received cash collateral with a value of $3,326,397.
(b)	Current yield as of January 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 185	$ 8,525	$ (8,521)	$ —	$ —	$ 189	$ 34	$ —	189
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 21,791,768	$ —	$ —	$ 21,791,768
Fixed Income Funds	28,337,534	—	—	28,337,534
Total Investment Companies	50,129,302	—	—	50,129,302
Short-Term Investments
Affiliated Investment Company	189,263	—	—	189,263
Unaffiliated Investment Company	3,326,397	—	—	3,326,397
Total Short-Term Investments	3,515,660	—	—	3,515,660
Total Investments in Securities	$ 53,644,962	$ —	$ —	$ 53,644,962

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Moderate ETF Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 99.6%
Equity Funds 63.3%
Global X Uranium ETF	104,120	$ 2,947,637
Invesco S&P SmallCap Quality ETF (a)	188,223	8,142,527
iShares Core MSCI EAFE ETF	127,079	9,350,473
iShares Core MSCI Emerging Markets ETF	75,761	4,014,575
iShares Core S&P 500 ETF	10,614	6,417,861
iShares Core S&P Mid-Cap ETF	129,230	8,354,720
iShares Core S&P Small-Cap ETF	41,141	4,872,740
iShares MSCI Hong Kong ETF	194,616	3,211,164
iShares MSCI India ETF	60,909	3,105,750
Vanguard Mega Cap ETF	176,573	38,558,246
Vanguard Mid-Cap ETF	45,929	12,658,492
Total Equity Funds (Cost $82,824,579)		101,634,185
Fixed Income Funds 36.3%
Invesco Senior Loan ETF	183,798	3,868,948
iShares 0-5 Year High Yield Corporate Bond ETF (a)	91,180	3,936,240
iShares 20+ Year Treasury Bond ETF	65,088	5,712,123
iShares Broad USD High Yield Corporate Bond ETF (a)	105,554	3,936,109
iShares Broad USD Investment Grade Corporate Bond ETF (a)	148,085	7,490,139
iShares Convertible Bond ETF	36,439	3,196,065
iShares Core U.S. Aggregate Bond ETF	310,096	30,203,350
Total Fixed Income Funds (Cost $58,832,397)		58,342,974
Total Investment Companies (Cost $141,656,976)		159,977,159
Short-Term Investments 3.8%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	694,941	694,941
Unaffiliated Investment Company 3.4%
Invesco Government & Agency Portfolio, 4.415% (b)(c)	5,354,131	5,354,131
Total Short-Term Investments (Cost $6,049,072)		6,049,072
Total Investments (Cost $147,706,048)	103.4%	166,026,231
Other Assets, Less Liabilities	(3.4)	(5,451,523)
Net Assets	100.0%	$ 160,574,708

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $5,625,200; the total market value of collateral held by the Fund was $5,753,029. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $398,898. The Fund received cash collateral with a value of $5,354,131.
(b)	Current yield as of January 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 489	$ 21,898	$ (21,692)	$ —	$ —	$ 695	$ 107	$ —	695
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 101,634,185	$ —	$ —	$ 101,634,185
Fixed Income Funds	58,342,974	—	—	58,342,974
Total Investment Companies	159,977,159	—	—	159,977,159
Short-Term Investments
Affiliated Investment Company	694,941	—	—	694,941
Unaffiliated Investment Company	5,354,131	—	—	5,354,131
Total Short-Term Investments	6,049,072	—	—	6,049,072
Total Investments in Securities	$ 166,026,231	$ —	$ —	$ 166,026,231

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Growth ETF Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 99.6%
Equity Funds 83.0%
Global X Uranium ETF	88,090	$ 2,493,828
Invesco S&P SmallCap Quality ETF (a)	156,311	6,762,014
iShares Core MSCI EAFE ETF	180,879	13,309,077
iShares Core MSCI Emerging Markets ETF	89,030	4,717,700
iShares Core S&P 500 ETF	8,798	5,319,799
iShares Core S&P Mid-Cap ETF	130,456	8,433,980
iShares Core S&P Small-Cap ETF	53,957	6,390,667
iShares MSCI Hong Kong ETF	163,359	2,695,423
iShares MSCI India ETF	51,127	2,606,966
Schwab U.S. Small-Cap ETF	167,307	4,468,770
Vanguard Mega Cap ETF	179,091	39,108,102
Vanguard Mid-Cap ETF	57,565	15,865,489
Total Equity Funds (Cost $91,428,662)		112,171,815
Fixed Income Funds 16.6%
Invesco Senior Loan ETF	159,772	3,363,201
iShares 0-5 Year High Yield Corporate Bond ETF	78,196	3,375,721
iShares 20+ Year Treasury Bond ETF	55,487	4,869,539
iShares Broad USD High Yield Corporate Bond ETF (a)	90,570	3,377,355
iShares Broad USD Investment Grade Corporate Bond ETF (a)	18,392	930,268
iShares Convertible Bond ETF	30,779	2,699,626
iShares Core U.S. Aggregate Bond ETF	38,803	3,779,412
Total Fixed Income Funds (Cost $22,127,757)		22,395,122
Total Investment Companies (Cost $113,556,419)		134,566,937
Short-Term Investments 2.9%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	612,628	612,628
Unaffiliated Investment Company 2.4%
Invesco Government & Agency Portfolio, 4.415% (b)(c)	3,216,747	3,216,747
Total Short-Term Investments (Cost $3,829,375)		3,829,375
Total Investments (Cost $117,385,794)	102.5%	138,396,312
Other Assets, Less Liabilities	(2.5)	(3,325,978)
Net Assets	100.0%	$ 135,070,334

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $3,480,293; the total market value of collateral held by the Fund was $3,556,242. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $339,495. The Fund received cash collateral with a value of $3,216,747.
(b)	Current yield as of January 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 306	$ 15,556	$ (15,249)	$ —	$ —	$ 613	$ 89	$ —	613
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 112,171,815	$ —	$ —	$ 112,171,815
Fixed Income Funds	22,395,122	—	—	22,395,122
Total Investment Companies	134,566,937	—	—	134,566,937
Short-Term Investments
Affiliated Investment Company	612,628	—	—	612,628
Unaffiliated Investment Company	3,216,747	—	—	3,216,747
Total Short-Term Investments	3,829,375	—	—	3,829,375
Total Investments in Securities	$ 138,396,312	$ —	$ —	$ 138,396,312

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Equity ETF Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 99.7%
Equity Funds 99.7%
Global X Uranium ETF	69,535	$ 1,968,536
Invesco S&P SmallCap Quality ETF (a)	123,208	5,329,978
iShares Core MSCI EAFE ETF	191,708	14,105,875
iShares Core MSCI Emerging Markets ETF	100,236	5,311,506
iShares Core S&P 500 ETF	6,073	3,672,100
iShares Core S&P Mid-Cap ETF	103,094	6,665,027
iShares Core S&P Small-Cap ETF	57,906	6,858,387
iShares MSCI Hong Kong ETF	129,177	2,131,420
iShares MSCI India ETF	41,013	2,091,253
Schwab U.S. Small-Cap ETF	261,901	6,995,376
Vanguard Mega Cap ETF	176,748	38,596,461
Vanguard Mid-Cap ETF	45,584	12,563,406
Total Investment Companies (Cost $86,351,943)		106,289,325
Short-Term Investments 0.1%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	122,304	122,304
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.415% (b)(c)	17,800	17,800
Total Short-Term Investments (Cost $140,104)		140,104
Total Investments (Cost $86,492,047)	99.8%	106,429,429
Other Assets, Less Liabilities	0.2	203,689
Net Assets	100.0%	$ 106,633,118

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $17,304. The Fund received cash collateral with a value of $17,800.
(b)	Current yield as of January 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 333	$ 9,206	$ (9,417)	$ —	$ —	$ 122	$ 15	$ —	122
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 106,289,325	$ —	$ —	$ 106,289,325
Short-Term Investments
Affiliated Investment Company	122,304	—	—	122,304
Unaffiliated Investment Company	17,800	—	—	17,800
Total Short-Term Investments	140,104	—	—	140,104
Total Investments in Securities	$ 106,429,429	$ —	$ —	$ 106,429,429

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI CBRE Global Infrastructure Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Brazil 0.9%
Rumo SA (Transportation)	2,291,067	$ 7,213,428
Canada 7.2%
Canadian Pacific Kansas City Ltd. (Transportation)	201,158	15,986,341
Pembina Pipeline Corp. (Midstream / Pipelines)	671,455	24,236,783
TC Energy Corp. (Midstream / Pipelines)	443,228	19,972,479
		60,195,603
China 1.6%
China Resources Gas Group Ltd. (Utilities)	2,502,279	8,497,400
Jiangsu Expressway Co. Ltd., Class H (Transportation)	4,427,554	4,892,121
		13,389,521
France 2.9%
Vinci SA (Transportation)	229,909	24,807,624
Germany 0.8%
E.ON SE (Utilities)	592,791	7,023,400
Hong Kong 1.5%
CLP Holdings Ltd. (Utilities)	1,506,106	12,518,399
Italy 3.6%
Enel SpA (Utilities)	3,493,185	24,811,837
Infrastrutture Wireless Italiane SpA (Communications)	496,677	5,162,760
		29,974,597
Japan 2.9%
East Japan Railway Co. (Transportation)	1,019,000	18,180,821
West Japan Railway Co. (Transportation)	329,926	6,073,358
		24,254,179
Mexico 2.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	740,568	13,687,749
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	225,397	6,124,725
		19,812,474
New Zealand 1.4%
Auckland International Airport Ltd. (Transportation)	2,354,161	11,472,523
Spain 8.6%
Aena SME SA (Transportation)	120,489	25,965,401
Cellnex Telecom SA (Communications)	491,422	16,430,245
Ferrovial SE (Transportation)	599,399	25,674,598
Iberdrola SA (Utilities)	300,794	4,250,755
		72,320,999

	Shares	Value
Common Stocks
Switzerland 1.2%
Flughafen Zurich AG (Registered) (Transportation)	43,462	$ 10,471,295
United Kingdom 4.1%
National Grid plc (Utilities)	924,216	11,237,621
Pennon Group plc (Utilities) (a)	1,279,756	9,140,161
Severn Trent plc (Utilities)	459,339	14,365,423
		34,743,205
United States 60.0%
AES Corp. (The) (Utilities)	1,733,055	19,063,605
American Tower Corp. (Communications)	46,079	8,522,311
American Water Works Co., Inc. (Utilities)	65,084	8,112,070
Atmos Energy Corp. (Utilities)	209,067	29,794,138
California Water Service Group (Utilities)	235,318	10,657,552
CMS Energy Corp. (Utilities)	379,942	25,076,172
Consolidated Edison, Inc. (Utilities)	288,638	27,056,926
Constellation Energy Corp. (Utilities)	52,445	15,732,451
CSX Corp. (Transportation)	626,437	20,590,984
Equinix, Inc. (Communications)	26,913	24,589,332
Essential Utilities, Inc. (Utilities)	553,338	19,632,432
Evergy, Inc. (Utilities)	354,106	22,722,982
NextEra Energy, Inc. (Utilities)	104,991	7,513,156
NiSource, Inc. (Utilities)	182,555	6,809,301
Norfolk Southern Corp. (Transportation)	155,334	39,656,770
OGE Energy Corp. (Utilities)	270,488	11,422,708
ONEOK, Inc. (Midstream / Pipelines)	238,352	23,160,664
PG&E Corp. (Utilities)	1,739,701	27,226,321
Portland General Electric Co. (Utilities)	192,558	7,921,836
PPL Corp. (Utilities)	899,786	30,232,810
Revenir Energy, Inc. (Midstream / Pipelines) (b)(c)	5,055	—
Revenir Energy, Inc. (Midstream / Pipelines) (b)(c)	27,942	—
Sempra (Utilities)	74,586	6,185,417
Targa Resources Corp. (Midstream / Pipelines)	145,715	28,676,712
WEC Energy Group, Inc. (Utilities)	402,018	39,904,307
Williams Cos., Inc. (The) (Midstream / Pipelines)	311,571	17,270,380
Xcel Energy, Inc. (Utilities)	396,269	26,629,277
		504,160,614
Total Common Stocks (Cost $816,951,956)		832,357,861
Short-Term Investments 1.6%
Affiliated Investment Company 0.9%
United States 0.9%
NYLI U.S. Government Liquidity Fund, 4.184% (d)	7,107,786	7,107,786

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.7%
United States 0.7%
Invesco Government & Agency Portfolio, 4.415% (d)(e)	6,177,689	$ 6,177,689
Total Short-Term Investments (Cost $13,285,475)		13,285,475
Total Investments (Cost $830,237,431)	100.7%	845,643,336
Other Assets, Less Liabilities	(0.7)	(5,938,444)
Net Assets	100.0%	$ 839,704,892

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $5,767,548; the total market value of collateral held by the Fund was $6,275,976. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $98,287. The Fund received cash collateral with a value of $6,177,689.
(b)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of January 31, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,086	$ 199,953	$ (196,931)	$ —	$ —	$ 7,108	$ 237	$ —	7,108

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 13,389,521	$ —	$ 13,389,521
France	—	24,807,624	—	24,807,624
Germany	—	7,023,400	—	7,023,400
Hong Kong	—	12,518,399	—	12,518,399
Italy	—	29,974,597	—	29,974,597
Japan	—	24,254,179	—	24,254,179
New Zealand	—	11,472,523	—	11,472,523
Spain	—	72,320,999	—	72,320,999
Switzerland	—	10,471,295	—	10,471,295
United Kingdom	—	34,743,205	—	34,743,205
All Other Countries	591,382,119	—	—	591,382,119
Total Common Stocks	591,382,119	240,975,742	—	832,357,861
Short-Term Investments
Affiliated Investment Company	7,107,786	—	—	7,107,786
Unaffiliated Investment Company	6,177,689	—	—	6,177,689
Total Short-Term Investments	13,285,475	—	—	13,285,475
Total Investments in Securities	$ 604,667,594	$ 240,975,742	$ —	$ 845,643,336

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI CBRE Real Estate Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Community Shopping Centers 6.7%
Brixmor Property Group, Inc.	296,088	$ 7,716,053
Federal Realty Investment Trust	50,493	5,485,055
Kite Realty Group Trust	91,909	2,127,693
Regency Centers Corp.	38,368	2,756,357
		18,085,158
Enclosed Mall 6.6%
Simon Property Group, Inc.	102,603	17,838,558
Healthcare Facilities 10.3%
American Healthcare REIT, Inc.	117,957	3,337,004
Healthpeak Properties, Inc.	325,459	6,723,983
Welltower, Inc.	128,080	17,480,358
		27,541,345
Hotels 4.3%
DiamondRock Hospitality Co.	190,930	1,676,365
Host Hotels & Resorts, Inc.	95,677	1,598,763
Marriott International, Inc., Class A	12,054	3,502,772
Pebblebrook Hotel Trust	130,820	1,717,667
Sunstone Hotel Investors, Inc.	276,120	3,128,439
		11,624,006
Industrial Properties 11.4%
Americold Realty Trust, Inc.	195,883	4,280,044
EastGroup Properties, Inc.	25,612	4,344,307
First Industrial Realty Trust, Inc.	72,243	3,857,054
Lineage, Inc. (a)	12,442	746,520
Prologis, Inc.	97,564	11,634,507
Rexford Industrial Realty, Inc.	145,087	5,899,237
		30,761,669
Net Lease Properties 14.2%
Agree Realty Corp.	50,980	3,699,619
Four Corners Property Trust, Inc.	48,003	1,316,722
FrontView REIT, Inc.	118,427	2,041,682
Getty Realty Corp.	75,588	2,343,984
Iron Mountain, Inc.	71,325	7,244,480
NETSTREIT Corp.	111,152	1,609,481
Realty Income Corp.	284,174	15,527,267
STAG Industrial, Inc.	39,140	1,337,805
VICI Properties, Inc.	103,887	3,092,716
		38,213,756
Office Buildings 3.5%
COPT Defense Properties	93,804	2,761,590
Cousins Properties, Inc.	90,613	2,766,415
Empire State Realty Trust, Inc., Class A	67,085	641,332

	Shares	Value
Common Stocks
Office Buildings
Vornado Realty Trust	73,546	$ 3,181,600
		9,350,937
Residential 13.1%
American Homes 4 Rent, Class A	78,700	2,725,381
Camden Property Trust	30,171	3,430,744
Elme Communities	110,543	1,686,886
Equity LifeStyle Properties, Inc.	62,983	4,122,237
Equity Residential	46,127	3,257,950
Independence Realty Trust, Inc.	72,390	1,390,612
Invitation Homes, Inc.	254,572	7,929,918
Sun Communities, Inc.	38,924	4,923,886
UDR, Inc.	97,433	4,066,854
Veris Residential, Inc.	99,726	1,589,633
		35,124,101
Self Storage Property 7.2%
CubeSmart	179,383	7,480,271
Extra Space Storage, Inc.	76,627	11,800,558
		19,280,829
Technology Datacenters 10.1%
Digital Realty Trust, Inc.	37,416	6,130,986
Equinix, Inc.	22,896	20,919,159
		27,050,145
Technology Towers 10.8%
American Tower Corp.	111,774	20,672,601
SBA Communications Corp.	42,884	8,472,163
		29,144,764
Timber 1.2%
Weyerhaeuser Co.	108,867	3,333,508
Total Common Stocks (Cost $234,151,802)		267,348,776
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	711,255	711,255
Total Short-Term Investment (Cost $711,255)		711,255
Total Investments (Cost $234,863,057)	99.7%	268,060,031
Other Assets, Less Liabilities	0.3	759,311
Net Assets	100.0%	$ 268,819,342

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $716,520. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $730,549.
(b)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,748	$ 41,443	$ (42,480)	$ —	$ —	$ 711	$ 47	$ —	711
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 267,348,776	$ —	$ —	$ 267,348,776
Short-Term Investment
Affiliated Investment Company	711,255	—	—	711,255
Total Investments in Securities	$ 268,060,031	$ —	$ —	$ 268,060,031

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments Funds Trust
Notes to Portfolios of Investments January 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2025, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades

An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2025, and can change at any time.